Right of Use Asset - Schedule of Right of Use Asset (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2024 AED (د.إ)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2022 AED (د.إ)
Schedule of Right of Use Asset [Line Items]
Right of use asset at, beginning	$ 365,839	د.إ 1,343,361	د.إ 2,141,197		د.إ 2,141,197
Charge for the period	130,968	480,915	475,543	$ 267,276	981,439	د.إ 845,064	د.إ 817,062
Right of use asset at, ending	234,871	862,446		365,839	1,343,361	2,141,197
Asset capitalized [Member]
Schedule of Right of Use Asset [Line Items]
Right of use asset at, beginning	1,147,725	4,214,447	4,030,844	1,097,724	4,030,844	3,871,968
Capitalized during the period				50,001	183,603	158,876
Right of use asset at, ending	1,147,725	4,214,447		1,147,725	4,214,447	4,030,844	3,871,968
Depreciation [Member]
Schedule of Right of Use Asset [Line Items]
Right of use asset at, beginning	781,886	2,871,086	د.إ 1,889,647	514,610	1,889,647	1,044,583
Charge for the period	130,968	480,915		267,276	981,439	845,064
Right of use asset at, ending	$ 912,854	د.إ 3,352,001		$ 781,886	د.إ 2,871,086	د.إ 1,889,647	د.إ 1,044,583